Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Business transformation program (1)	€ 13.2	€ 11.9	€ 51.8	€ 26.1
Findus Switzerland integration costs (2)	0.0	2.5	0.0	7.5
Fortenova Acquisition integration costs (3)	0.2	2.0	1.5	5.5
Release of indemnification assets (4)	0.0	0.0	0.0	7.0
Information Technology transformation program (5)	0.0	0.9	0.6	3.8
Settlement of legacy matters (6)	0.1	0.0	0.2	(27.9)
Factory optimization (7)	0.0	1.0	0.0	2.6
Organizational Design (5)	0.0	0.6	0.0	0.6
Exceptional items	€ 13.5	€ 18.9	€ 54.1	€ 25.2